Property, Plant and Equipment (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation					$ 34,000	$ 53,000
Discontinued Operation [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 7,000	$ 8,000	$ 14,000	$ 18,000	$ 24,427,000	$ 27,236,000